Notes to the Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2023
Notes to the Consolidated Statements of Cash Flows [Abstract]
Notes to the consolidated statements of cash flows

27. Notes to the consolidated statements of cash flows

Major non-cash transactions

(a)	During the year ended December 31, 2023, the Group had non-cash additions to right-of-use assets and lease liabilities of RMB4,945,000 (2022: RMB8,578,000) in respect of lease arrangements for one (2022: one) properties (Note 24).

(b)	During the year ended December 31, 2023, the Group issued 3,185,000 shares at the issue price of $1.0 each to acquire 49% equity interest in KOLO Music PTE LTD., with an option to acquire the remaining 51%.

(c)	During the year ended December 31, 2023, the Group settled account payable of RMB3,550 with property, plant and equipment (2022: Nil).

(d)	During the year ended December 31, 2023, the Group transferred copyrights in intangible assets of RMB104,717 from prepayment (2022: 19,852) (Note 13).

(e)	During the year ended December 31, 2023, the Group entered into finance lease arrangements in respect of property, plant and equipment with a total capital value at the inception of the leases of Nil (2022: Nil) (Note 24).